Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - Accumulated impairment - Loans to consumers - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ 577	$ 538	$ 531
Charges and write-offs of uncollectible accounts	170	23	38
Effects of changes in foreign exchange rates	5	(13)	(45)
Balance at the end of the year	869	577	538
Increase (decrease) through adjustments arising from passage of time, allowance account for credit losses of financial assets	$ 117	$ 29	$ 14